Schedule of maturity of lease payments under operating lease liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Leases
2026		$ 5,962
2027	23,846
2028	23,846
2029	5,962
Total undiscounted operating lease payments	53,654	5,962
Less: imputed interest	(2,136)	(19)
Operating lease liabilities recognized in the Consolidated Balance Sheet	$ 51,518	$ 5,943